T. ROWE PRICE Retirement Blend 2030 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 32 .2%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  91,891 24,767 1,224 12,093,165 116,941
U.S. Limited Duration TIPS Index
Fund  37,106 18,646 565 5,896,781 56,078
International Bond Fund (USD
Hedged)  36,401 8,168 493 5,157,028 44,093
U.S. Treasury Long-Term Index
Fund  25,763 4,876 349 4,312,049 30,486
Dynamic Global Bond Fund  21,522 4,722 282 3,330,472 25,911
Emerging Markets Bond Fund  17,139 3,359 221 2,210,399 21,021
High Yield Fund  15,226 3,025 195 3,044,819 18,299
Floating Rate Fund  5,062 1,022 66 651,065 6,029
Dynamic Credit Fund  2,967 1,040 48 449,443 4,005
Total Bond Funds (Cost $ 319,671 ) 322,863
EQUITY FUNDS 64 .7%
T. Rowe Price Funds:
Equity Index 500 Fund  147,975 30,144 10,159 1,071,559 182,347
International Equity Index Fund  75,426 12,966 1,895 4,672,839 90,326
Value Fund  54,448 9,281 646 1,352,769 66,245
Growth Stock Fund  50,304 8,690 2,422 525,870 62,037
Real Assets Fund  35,999 6,263 455 2,785,464 45,459
International Value Equity Fund  29,044 4,952 746 1,601,164 35,658
Hedged Equity Fund  25,122 5,796 337 2,415,863 32,373
Mid-Cap Index Fund  18,242 3,043 1,014 963,414 22,390
International Stock Fund  17,952 3,062 413 947,404 21,042
Emerging Markets Discovery Stock
Fund  15,659 2,665 917 1,161,701 19,191
Emerging Markets Stock Fund  13,361 2,406 164 433,924 17,014
Small-Cap Index Fund  13,199 2,201 926 988,301 16,564
Mid-Cap Growth Fund  9,779 1,641 125 114,611 11,949
Mid-Cap Value Fund  8,316 1,402 123 310,908 10,356
Small-Cap Value Fund  8,091 1,335 378 180,228 10,026
New Horizons Fund (2) 5,623 928 78 122,802 7,016
Total Equity Funds (Cost $ 552,572 ) 649,993
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  — 1,800 1,702 1,015 98
Total Other Mutual Funds (Cost $ 98 ) 98

T. ROWE PRICE Retirement Blend 2030 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .1%
Money Market Funds  3.1%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 36,349 10,539 15,536 31,351,854 31,352
Total Short-Term Investments (Cost $ 31,352 ) 31,352
Total Investments in Securities 100.0%
(Cost $903,693) $ 1,004,306
Other Assets Less Liabilities (0.0)% (255)
Net Assets 100.0% $ 1,004,051
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ 46 $ 66
Dynamic Global Bond Fund  (1) (51) 339
Emerging Markets Bond Fund  (4) 744 325
Emerging Markets Discovery Stock Fund  22 1,784 —
Emerging Markets Stock Fund  7 1,411 —
Equity Index 500 Fund  38 14,387 496
Floating Rate Fund  — 11 108
Growth Stock Fund  (18) 5,465 —
Hedged Equity Fund  (6) 1,792 —
High Yield Fund  (1) 243 307
International Bond Fund (USD Hedged)  (20) 17 425
International Equity Index Fund  2 3,829 —
International Stock Fund  5 441 —
International Value Equity Fund  6 2,408 —
Mid-Cap Growth Fund  (7) 654 —
Mid-Cap Index Fund  4 2,119 —
Mid-Cap Value Fund  (22) 761 —
New Horizons Fund  (13) 543 —
QM U.S. Bond Index Fund  (20) 1,507 1,142
Real Assets Fund  (10) 3,652 —
Small-Cap Index Fund  (70) 2,090 —
Small-Cap Value Fund  (32) 978 —
Transition Fund  (2) — —
U.S. Limited Duration TIPS Index Fund  (2) 891 221
U.S. Treasury Long-Term Index Fund  (14) 196 299
Value Fund  22 3,162 —
U.S. Treasury Money Fund, 4.35% — — 372
Totals $ (136) # $ 49,080 $ 4,100 +

T. ROWE PRICE Retirement Blend 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $4,100 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2030
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1348-054Q1 08/25